SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION

The Company operates in one reportable segment. All of the Company’s long-lived assets are located within the United States.

Information concerning net sales by principal geographic location is as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018
United States	$3,189,000	$3,411,000
North America (not domestic)	11,000	56,000
Europe	108,000	133,000
Asia/Pacific Rim	13,000	25,000
South America	344,000	246,000
Africa	0	1,000
	$3,655,000	$3,872,000